Stockholders’ Equity/(Deficit) - Part 3 (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 23, 2025	Dec. 31, 2024	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Apr. 28, 2025	Apr. 17, 2025	Nov. 25, 2024	Dec. 31, 2023
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, shares outstanding			494,840			494,840				0
Vesting period					4 years
Restricted Stock, Value, Shares Issued Net of Tax Withholdings (in Dollars)						$ 3,157.8
Exercisable, weighted averageremaining contractual term			10 months 9 days		11 months 4 days
2024 Plan [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Authorized shares									125,000
Performance units to eligible participants period					10 years
Option awards grants					1,622,250
2019 Plan [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Performance units to eligible participants period						10 years
Option awards grants			256,500		12,704	256,500
Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period					0 years	0 years
Number of years volumes of peer companies, used to calculate volatility					5 years	5 years
Stock price (in Dollars per share)			$ 3,157.8			$ 3,157.8
Stock option plan, period in force						10 years
Unrecognized compensation expense (in Dollars)			$ 0		$ 0	$ 0
Exercisable, weighted averageremaining contractual term						1 year 10 months 9 days
Subsequent Event [Member] | ELOC Purchase Agreement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Proceeds from ELOC Purchase Agreement (in Dollars)		$ 1,000,000
Minimum [Member] | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period						1 year
Maximum [Member] | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period						4 years
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscription amount (in Dollars)					$ 7,568,540
Preferred stock, shares outstanding			0		15,000	0
Preferred stock, stated value (in Dollars)					$ 180,000
Liquidation preference (in Dollars)					212,850
Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscription amount (in Dollars)					$ 2,995,437
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscription amount (in Dollars)							$ 2,551,810	$ 2,551,810
Preferred stock, shares outstanding							255,181
Preferred stock, liquidation preference, percent of preference calculation	110.00%			110.00%
Preferred stock, shares outstanding		255,181						255,181
Preferred stock, stated value (in Dollars)								$ 3,062,172
Liquidation preference (in Dollars)								3,433,497
Series B Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Prepaid warrants exercised		35,000
VWAP per prepaid warrant (in Dollars per share)		$ 11.2
Series B Preferred Stock [Member] | Subsequent Event [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, subscription amount (in Dollars)		$ 250,000						$ 250,000
Proceeds from ELOC Purchase Agreement (in Dollars)		1,150,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Proceeds from exchange of warrants (in Dollars)		$ 392,000